Description of the Plan (Details) - EBP 026 [Member]	12 Months Ended
Dec. 31, 2025 USD ($) Hours
Description of the Plan [Abstract]
Cumulative hours of service requirement (in Hours) | Hours	1,000
Minimum hours of service requirement	300
Participant contribution compensation plan percentage	1.00%
Change in net asset available for benefit, increase from employer contribution, cash	$ 1,628,413
Non-cash contribution	1,621,127
Contribution of forfeitures	115,000
Minimum [Member]
Description of the Plan [Abstract]
Participants vested account balance threshold amount to receive lump-sum cash payment	7,000
Participants vested account balance threshold amount to elect mode of benefit distribution option	$ 1,000
Participants in-service withdrawal age limit	59.5
Maximum [Member]
Description of the Plan [Abstract]
Participants vested account balance threshold amount to elect mode of benefit distribution option	$ 7,000
Participants vested account balance threshold amount to receive equal vested balance benefit	$ 1,000